Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Inventory [Line Items]
Inventory	$ 88,521	$ 5,742
Natural gas [Member]
Inventory [Line Items]
Inventory	14,755	5,724
LNG [Member]
Inventory [Line Items]
Inventory	45,008	0
Materials and other [Member]
Inventory [Line Items]
Inventory	$ 28,758	$ 18